Vessel revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel
Analysis of income and expense [abstract]
Vessels that earned revenue in long-term time-charter contracts | vessel	5	5	6
Pool revenue	$ 543,784	$ 458,730	$ 485,003
Time charter revenue	34,015	37,411	36,694
Voyage revenue (spot market)	7,248	16,591	0
Other revenue	0	0	1,050
Revenue	$ 585,047	$ 512,732	$ 522,747